COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

a)    Capital commitments

As of December 31, 2020, the commitments for the purchase of property, plant and equipment were approximately $304,712, and the payment schedule for the commitments is as follow:

Year Ending December 31:	$
2021	174,509
2022	84,795
2023	45,408
Total	304,712

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies

Class Action Lawsuits

Following the two subpoenas from the SEC in 2010, six class action lawsuits were filed in the U.S. District Court for the Southern District of New York, or the New York cases, and another class action lawsuit was filed in the U.S. District Court for the Northern District of California, or the California case. The New York cases were consolidated into a single action in December 2010. On January 5, 2011, the California case was dismissed by the plaintiff, who became a member of the lead plaintiff group in the New York action. On March 11, 2011, a Consolidated Complaint was filed with respect to the New York action. The Consolidated Complaint alleges generally that the Company’s financial disclosures during 2009 and early 2010 were false or misleading; asserts claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder; and names the Company, its chief executive officer and its former chief financial officer as defendants. The Company filed its motion to dismiss in May 2011, which was taken under submission by the Court in July 2011. On March 30, 2012, the Court dismissed the Consolidated Complaint with leave to amend, and the plaintiffs filed an Amended Consolidated Complaint against the same defendants on April 19, 2012. On March 29, 2013, the Court dismissed with prejudice a class action lawsuit filed against the Company and certain named defendants alleging that the Company’s financial disclosures during 2009 and early 2010 were false or misleading and in violation of federal securities law. The court found that the plaintiffs failed to adequately allege a securities law violation and granted the Company’s motion to dismiss all claims against all defendants with prejudice. On December 20, 2013, the United States Court of Appeals for the Second Circuit affirmed the district court’s order dismissing such class action lawsuit.

In addition, a similar class action lawsuit was filed against the Company and certain of its executive officers in the Ontario Superior Court of Justice on August 10, 2010. The lawsuit alleges generally that the Company’s financial disclosures during 2009 and 2010 were false or misleading and brings claims under the shareholders’ relief provisions of the CBCA, Part XX III.1 of the Ontario Securities Act as well as claims based on negligent misrepresentation. In December 2010, the Company filed a motion to dismiss the Ontario action on the basis that the Ontario Court has no jurisdiction over the claims and potential claims advanced by the plaintiff. The court dismissed the Company’s motion on August 29, 2011. On March 30, 2012, the Ontario Court of Appeal denied the Company’s appeal with regard to its jurisdictional motion. On November 29, 2012, the Supreme Court of Canada denied the Company’s application for leave to appeal the order of the Ontario Court of Appeal. The plaintiff’s motions for class certification and leave to assert the statutory cause of action under the Ontario Securities Act were served in January 2013 and initially scheduled for argument in the Ontario Superior Court of Justice in June 2013.However, the plaintiff’s motions were adjourned in view of the plaintiff’s decision to seek an order compelling the Company to file additional evidence on the motions. On July 29, 2013 the Court dismissed the plaintiff’s motion to compel evidence. On September 24, 2013 the plaintiff’s application for leave to appeal from the July 29 order was dismissed. In September 2014, the plaintiff obtained an order granting him leave to assert the statutory cause of action under the Ontario Securities Act for certain of his misrepresentation claims.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

In January 2015, the plaintiff in the class action lawsuit filed against the Company and certain of its executive officers in the Ontario Superior Court of Justice obtained an order for class certification in respect of certain claims for which he had obtained leave in September 2014 to assert the statutory cause of action for misrepresentation under the Ontario Securities Act, for certain negligent misrepresentation claims and for oppression remedy claims advanced under the CBCA. The Court approved a settlement of the action on October 30, 2020. The settlement is no admission of liability or wrongdoing by the Company or any of the other defendants.

Solar 1

On October 17, 2012, the United States Department of Commerce, or USDOC, issued final affirmative determinations with respect to its antidumping and countervailing duty investigations on crystalline silicon photovoltaic, or CSPV, cells, whether or not incorporated into modules, from China. On November 30, 2012, the U.S. International Trade Commission, or USITC, determined that imports of CSPV cells had caused material injury to the U.S. CSPV industry. The USITC’s determination was subsequently affirmed by the U.S. Court of International Trade, or CIT, and the U.S. Court of Appeals for the Federal Circuit, or Federal Circuit.

As a result of these determinations, the Company was required to pay cash deposits on Chinese-origin CSPV cells imported into the U.S., whether or not incorporated into modules. The rates applicable to the company were 13.94% (antidumping duty) and 15.24% (countervailing duty). The Company paid all the cash deposits due under these determinations. Several parties challenged the determinations of the USITC in appeals to the CIT. On August 7, 2015, the CIT sustained the USITC’s final determination and on January 22, 2018, the Federal Circuit upheld the CIT’s decision. There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

The rates at which duties will be assessed and payable are subject to administrative reviews.

The USDOC published the final results of the first administrative reviews in July 2015. As a result of these decisions, the duty rates applicable to the Company were revised to 9.67% (antidumping duty) and 20.94% (countervailing duty). The assessed rates were appealed to the CIT. The CIT affirmed the USDOC’s countervailing duty rates, and no change was made to the Company’s countervailing duty rate. This decision by the CIT was not appealed to the Federal Circuit. The CIT likewise affirmed USDOC’s antidumping duty rates, and no change was made to the Company’s antidumping duty rate. This decision by the CIT was, however, appealed to the Federal Circuit, which upheld the CIT’s decision. There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

The USDOC published the final results of the second administrative reviews in June 2016 (antidumping duty) and July 2016 (countervailing duty). As a result of these decisions, the antidumping duty rate applicable to the Company was reduced to 8.52% (from 9.67%) and then to 3.96% (from 8.52%). Because the Company is not subject to the second administrative review of the countervailing duty order, the Company’s countervailing duty rate remained at 20.94%. The antidumping duty rates were appealed to the CIT. The CIT affirmed the USDOC’s second antidumping duty rate. This decision by the CIT was appealed to the Federal Circuit, which in June 2020 reversed the CIT’s decision, in part, and directed the USDOC to reconsider certain issues related to its final determination. The USDOC has submitted its antidumping duty redetermination to the CIT. A decision is expected in mid-2021.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

The USDOC published the final results of the third administrative reviews in June 2017 (antidumping duty) and July 2017 (countervailing duty), and later amended in October 2017. As result of these decisions, the duty rates applicable to the Company were changed to 13.07% (from 8.52%) (antidumping duty) and 18.16% (from 20.94%) (countervailing duty). The assessed rates were appealed to the CIT. The CIT has twice remanded the antidumping duty appeal to the USDOC to consider adjustments to the Company’s rate. Pursuant to CIT’s remand orders, the USDOC issued a redetermination. The antidumping duty rate applicable to the company was reduced to 4.12% (from 13.07%) and then further to 3.19% (from 4.12%). In June 2020, the CIT issued its third opinion sustaining the USDOC’s remand redetermination. The Company filed a motion for reconsideration with the CIT advocating for an even lower antidumping duty rate. In September 2020, the CIT granted the Company’s motion for reconsideration and remanded to USDOC for further consideration of the Company’s antidumping duty rate. The CIT has likewise twice remanded the countervailing duty appeal to the USDOC to consider adjustments to the Company’s rate. In August 2020, the CIT sustained USDOC’s second remand redetermination. As a result, the company’s countervailing duty rate was reduced to 7.36% (from 18.16%). There was no further appeal to the Federal Circuit of the USDOC’s countervailing duty redetermination and, therefore, this decision is final.

The USDOC published the final results of the fourth administrative reviews in July 2018 (both antidumping duty and countervailing duty), with the countervailing duty rate later amended in October 2018. Because the Company is not subject to the fourth administrative review of the antidumping duty order, the Company’s antidumping duty rate remains at 13.07%. Because of these decisions, the countervailing duty rate applicable to the Company was reduced to 11.59% (from 18.16%). The countervailing duty rates were appealed to the CIT. The CIT remanded the countervailing duty appeal to the USDOC to consider adjustments to the Company’s rate. Pursuant to the CIT’s remand orders, the USDOC made a redetermination that reduced the Company’s countervailing duty rate to 5.02% (from 11.59%). The Company appealed the CIT decision to the Federal Circuit to contest USDOC’s continued assessment of a countervailing duty rate related to the alleged electricity subsidy program; a decision is expected in late 2021.

The USDOC published the final results of the fifth administrative reviews in July and August 2019. The antidumping duty rate applicable to the Company was lowered to 4.06% (from 13.07%). The countervailing duty rate applicable to the Company was reduced to 9.70% (from 11.59%). The countervailing duty final results were amended to correct ministerial errors in December 2019, but they resulted in no change to the Company’s 9.70% rate. The countervailing duty and antidumping duty rates were appealed to the CIT, which is likely to issue decisions in late 2021.

The USDOC published the final results of the sixth administrative reviews in October 2020 and December 2020, and amended final results of the sixth administrative review of the antidumping order in December 2020. In the amended antidumping final results, the antidumping duty rate applicable to the Company was raised to 95.50% (from 13.07%). USDOC assessed a countervailing duty rate of 12.67% (from 9.70%). The countervailing duty final results were amended to correct ministerial errors in March 2021 and, as a result, the company’s countervailing duty rate was reduced to 11.97% (from 12.67%). The antidumping duty rates were appealed to the CIT, which is likely to issue decisions in late 2021 or early 2022. The Company did not appeal USDOC’s final results of its sixth administrative review of the countervailing duty order and, therefore, this decision is final and the Company’s countervailing duty rate will remain at 11.97%.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

The seventh and eighth antidumping duty and countervailing duty administrative reviews were initiated in February 2020 and February 2021 and are currently underway. The USDOC is currently scheduled to release the preliminary results of the seventh administrative reviews on April 16, 2021 (antidumping duty) and April 19, 2021 (countervailing duty). The final results of both the seventh antidumping and countervailing reviews will likely be published in late 2021. USDOC will likely issue preliminary results of the eighth administrative reviews in early 2022. The final results of the seventh and eighth administrative reviews may result in duty rates that differ from the previous duty rates and cash deposit rates applicable to the Company. These duty rates could materially and adversely affect the Company’s U.S. import operations and increase the Company’s cost of selling into the U.S. market.

Between 2017 and 2019, the USDOC and USITC conducted five-year sunset reviews and determined to continue the Solar 1 antidumping and countervailing duty orders. In March 2018, the USDOC published the results of its expedited first sunset reviews and concluded that revocation of the Solar 1 orders would likely lead to a continuation or recurrence of dumping and a countervailable subsidy. The Company did not participate in USDOC’s first sunset review. The Company did, however, participate in the USITC’s first sunset review and requested that the Solar 1 duties be revoked. The USITC issued an affirmative determination in March 2019 declining to revoke the Solar 1 orders and finding that such revocation would be likely to lead to a continuation or recurrence of material injury to the U.S. industry within a reasonably foreseeable time. As a result, the Solar 1 orders remain in effect.

Solar 2

On December 31, 2013, SolarWorld Industries America, Inc. filed a new trade action with the USDOC and the USITC accusing Chinese producers of certain CSPV modules of dumping their products into the U.S. and of receiving countervailable subsidies from the Chinese authorities. This trade action also alleged that Taiwanese producers of certain CSPV cells and modules dumped their products into the U.S. Excluded from these new actions were those Chinese-origin solar products covered by the Solar 1 orders described above. The Company was identified as one of a number of Chinese producers exporting the Solar 2 subject goods to the U.S. market.

“Chinese CSPV products subject to Solar 2 orders” refers to CSPV products manufactured in mainland China using non-Chinese (e.g., Taiwanese) CSPV cells and imported into the U.S. during the investigation or administrative review periods of Solar 2. “Taiwanese CSPV products subject to Solar 2 orders” refer to CSPV products manufactured outside of mainland China using Taiwanese CSPV cells and imported into the U.S. during the investigation or review periods of Solar 2.

On December 23, 2014, the USDOC issued final affirmative determinations with respect to its antidumping and countervailing duty investigation on these CSPV products. On January 21, 2015, the USITC determined that imports of these CSPV products had caused material injury to the U.S. CSPV industry. As a result of these determinations, the Company is required to pay cash deposits on these CSPV products, the rates of which applicable to the Company’s Chinese CSPV products were 30.06% (antidumping duty) and 38.43% (countervailing duty).

The USDOC’s determination and the assessed countervailing duty rates were appealed to the CIT and the Federal Circuit. In March 2019, the Federal Circuit affirmed the CIT’s decision confirming the USDOC’s determination but reduced the Company’s countervailing duty rate to 33.58% (from 38.43%). There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

The antidumping cash deposit rate applicable to the Company’s Taiwanese CSPV products subject to Solar 2 orders varied by solar cell producer. The Company paid all the cash deposits due under these determinations. There is no countervailing duty order on Taiwan Solar 2 products. The rates at which duties will be assessed and payable are subject to administrative reviews.

The USDOC published the final results of the first administrative reviews in July 2017 (China and Taiwan antidumping duty orders) and September 2017 (China-only countervailing duty order). Because the Company is not subject to the first administrative reviews of the Chinese orders of Solar 2, the Company’s duty rates will remain at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The Company’s antidumping duty rates for the Company’s Taiwanese CSPV products had ranged from 3.56% to 4.20%, until they were changed to 1.52% to 3.78% in June 2019.

The second administrative reviews for the Chinese antidumping and countervailing duty orders were rescinded, meaning that there is no change in the Chinese antidumping and countervailing duty rates applicable to the Company’s Chinese CSPV products 30.06% (antidumping duty) and 33.58% (countervailing duty). The USDOC published the final results of the second administrative review for the Taiwanese antidumping duty order (there is no countervailing duty order) in June 2018. The rate applicable to the Company is 1.33%. There is no ongoing litigation related to the Taiwanese antidumping duty rate.

The Company was not subject to the third administrative reviews of the Chinese orders and, therefore, the Company’s duty rates remained unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The third administrative review of the Taiwanese antidumping order concluded in mid-2019. The rate assessed to the Company was 4.39% (from 1.33%). There is no ongoing litigation related to the Taiwanese antidumping duty rate.

The USDOC rescinded the fourth administrative reviews of the Chinese antidumping duty and countervailing duty orders in late 2019. The Company’s duty rates will remain unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The rate assessed to the Company in the fourth administrative review of the Taiwanese antidumping order was 2.57% (from 4.39%). The USDOC also found that certain Canadian Solar entities had no shipments during this period of this review.

The USDOC rescinded the fifth administrative reviews of the Chinese antidumping and countervailing duty orders. The Company’s duty rates will remain unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The USDOC initiated the fifth administrative review of the Taiwanese antidumping duty order in April 2020, and that review remains ongoing. Certain Canadian Solar entities have filed a no shipment letter for this period of review. The USDOC is scheduled to publish the preliminary results of the fifth administrative review for the Taiwanese antidumping duty order on April 23, 2021. The final results will likely be published in late 2021.

The USDOC is expected to initiate the sixth administrative reviews of the Chinese antidumping and countervailing duty orders soon. No party, however, requested an antidumping or countervailing duty administrative review for any company, including the Company and, therefore, these reviews should be rescinded. The Company’s duty rates will remain unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The USDOC is expected to initiate the sixth administrative review of the Taiwanese antidumping duty order soon.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

In 2020, the USDOC and USITC conducted five-year sunset reviews and determined to continue the Solar 2 antidumping and countervailing duty orders. In May 2020, the USDOC published the results of its expedited first sunset reviews and concluded that revocation of the Solar 2 orders would likely lead to a continuation or recurrence of dumping and a countervailable subsidy. The USITC issued an affirmative determination on September 4, 2020, declining to revoke the Solar 2 orders and finding that such revocation would be likely to lead to a continuation or recurrence of material injury to the U.S. industry within a reasonably foreseeable time. As a result, the Solar 2 orders are expected to remain in effect for an additional five years.

Section 201

On May 17, 2017, following receipt of a petition from Suniva, Inc., which was later joined by SolarWorld Americas, Inc., the USITC instituted a safeguard investigation to determine whether there were increased imports of CSPV products in such quantities as to be a substantial cause of serious injury, or the threat thereof, to the domestic industry producing like or directly competitive products. On September 22, 2017, the USITC determined that CSPV products are being imported into the United States in such increased quantities as to be a substantial cause of serious injury to the domestic industry.

On January 23, 2018, the President of the United States imposed a safeguard measure on imports of CSPV cells, whether or not partially or fully assembled into other products such as modules, consisting of (1) a tariff-rate quota for four years on imports of CSPV cells not partially or fully assembled into other products, with (a) an in-quota quantity of 2.5 gigawatts, and (b) a tariff rate applicable to over-quota CSPV cells of 30%, declining annually by five percentage points to 25% in the second year, 20% in the third year, and 15% in the fourth year; and (2) a 30% tariff for four years on CSPV modules, declining annually by five percentage points to 25% in the second year, 20% in the third year, and 15% in the fourth year. This safeguard measure, which became effective on February 7, 2018, applies to CSPV products imported from all countries, except for certain developing country members of the World Trade Organization.

On June 13, 2019 and following an abbreviated public comment period, the Office of the U.S. Trade Representative (or USTR) granted an exclusion from the safeguard measure for solar panels comprising solely bifacial solar cells (or bifacial solar panels). In October 2019, USTR determined to withdraw this exclusion. Invenergy Renewables LLC (or Invenergy) promptly contested USTR’s withdrawal determination at the CIT and secured a temporary restraining order against USTR in November 2019. In December 2019, the CIT preliminarily enjoined USTR’s withdrawal due to procedural deficiencies. USTR then sought and was granted a voluntary remand to reconsider its withdrawal determination for bifacial solar panels.

In early 2020, USTR conducted a renewed notice-and-comment process regarding the exclusion for bifacial solar panels from the safeguard measures. In April 2020, USTR again determined that the exclusion for bifacial solar panels should be withdrawn based on the findings of its second notice-and-comment process. Notwithstanding, in May 2020 the CIT denied without prejudice the United States’ motion to dissolve the preliminary injunction and to resume the collection of the safeguard tariff on entries of bifacial modules. USTR appealed the CIT’s interlocutory decision to the Federal Circuit in July 2020, but subsequently dismissed its appeal in January 2021. The United States has continued to litigate the merits of USTR’s April 2020 withdrawal of the bifacial exclusion before the CIT.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

In early 2020, the USITC conducted a midterm review of the safeguard order, issuing its monitoring report in February 2020. Additionally, in March 2020, at the request of the USTR, the USITC released a report regarding the probable economic effect on the domestic CSPV cell and module manufacturing industry of modifying the safeguard measure on CSPV products. The USITC found that increasing the tariff-rate quota (TRQ) on CSPV cells (an integral component of CSPV modules) would likely result in a substantial increase in U.S. module producers’ production, capacity utilization, and employment.

The President must consider the USITC’s views but is not required to follow them or to take any action in the safeguard midterm review. On October 10, 2020, President Trump issued Proclamation 10101 pertaining to the midterm review. Proclamation 10101 authorized the following: (1) the revocation of the bifacial module exclusion effective October 25, 2020; (2) the reduction of the safeguard tariff to 18% ad valorem (as opposed to 15% ad valorem as prescribed in the original safeguard measures) effective February 7, 2021; and (3) the delegation to USTR of the President’s authority to ask the USITC to assess whether the safeguard measures should be extended. The President decided not to follow the USITC’s recommendation to increase the TRQ applicable to CSPV cells.

Following the issuance of Proclamation 10101, Invenergy and other plaintiffs (AES Distributed Energy, Inc., Clearway Energy Group LLC, EDF Renewables, Inc. (or EDF), the Solar Energy Industries Association (or SEIA)) sought to challenge the Proclamation and filed motions to amend their complaints with the CIT. The CIT ultimately denied plaintiffs’ motions and refused to extend the bifacial module exclusion beyond October 24, 2020 as a consequence of the Proclamation (as opposed to USTR’s withdrawals). Subsequently, on December 29, 2020, Invenergy and another set of plaintiffs (SEIA, NextEra Energy, Inc., and EDF) commenced new and separate litigation once again challenging Proclamation 10101 in the CIT. This new complaint alleges that the President unlawfully terminated the bifacial module exclusion and revised the safeguard tariff, effective February 7, 2021, to be 18% ad valorem (as opposed to the originally announced 15% ad valorem). This new CIT case has also been assigned to Judge Katzmann, and no substantive decision has been made to date.

European Antidumping and Anti-Subsidy Investigations

On September 6, 2012, following a complaint lodged by EU ProSun, an ad-hoc industry association of EU CSPV module, cell and wafer manufacturers, the European Commission initiated an antidumping investigation concerning EU imports of CSPV modules and key components (i.e., cells and wafers) originating in China. On November 8, 2012, following a complaint lodged by the same parties, the European Commission initiated an anti-subsidy investigation on these same products. On December 6, 2013, the EU imposed definitive antidumping and countervailing measures on imports of CSPV modules and key components (i.e., cells and wafers) originating in or consigned from China. On March 3, 2017, the European Commission extended the antidumping and countervailing measures for 18 months on imports of CSPV modules and key components (i.e., cells and wafers) originating in or consigned from China. On September 16, 2017, the European Commission amended the form of the antidumping and countervailing measures for certain Chinese exporters (but not for Canadian Solar). On March 9, 2018, the antidumping and countervailing measures expired. As a result, since then, the Company’s CSPV modules and cells that originate in, or are consigned from, China, are no longer subject to antidumping or countervailing measures.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

On February 28, 2014, the Company filed separate actions with the General Court of the EU for annulment of the regulation imposing the definitive antidumping measures and of the regulation imposing the definitive countervailing measures (case T-162/14 and joined cases T-158/14, T-161/14, and T-163/14). The General Court rejected these actions for annulment. On May 8, 2017, the Company appealed the judgements of the General Court before the Court of Justice of the EU (cases C-236/17 and C-237/17). On March 27, 2019, the Court of Justice rejected the appeals. There is no further action with regard to these matters.

Canadian Antidumping and Countervailing Duties Expiry Review

On June 3, 2015, the Canada Border Services Agency (CBSA) released final determinations regarding the dumping and subsidization of solar modules and laminates originating from China. The CBSA determined that such goods were dumped and subsidized. The CBSA found Canadian Solar to be a “cooperative exporter” and, as such, ascertained a low (relative to other Chinese exporters) Canadian Solar-specific subsidies rate of RMB0.014 per Watt. On July 3, 2015 the Canadian International Trade Tribunal (CITT) determined that the Canadian industry was not negatively affected as a result of imported modules but was threatened with such negative impact. As a result of these findings, definitive duties were imposed on imports of Chinese solar modules into Canada starting on July 3, 2015. The CITT may initiate an expiry review pursuant to Subsection 76.03(3) of the Special Import Measures Act (“SIMA”) before the end of 5 years of its finding. If the CITT does not initiate such an expiry review pursuant to Subsection 76.03(3) of SIMA, the finding is deemed to have been rescinded as of the expiry of the five years.

On April 1, 2020, the CITT initiated the preliminary stage of the expiry review regarding the above finding. The expiry review was concluded on March 25, 2021. The CITT determined to continue its aforementioned finding. As a result, the Canadian Solar-specific subsidies rate of RMB0.014 per Watt remains unchanged. Such subsidies rate does not have a material negative effect upon the Company’s results of operations because it has module manufacturing capacity in Ontario and does not rely on Chinese solar modules to serve its Canadian business.

Please refer to “Item 8. Financial Information—A. Consolidated Statements and Other Financial Information—Legal and Administrative Proceedings” in the Company’s Form 20-F for detailed information on antidumping and countervailing duties.